DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2026.
∞	Rates reflect the effective yields at purchase date.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.0%)
	Alphabet, Inc. (GOOG US), Class C	1,070,546	$362,411,937
	Alphabet, Inc. (GOOGL US), Class A	1,339,405	452,718,890
	AT&T, Inc.	1,633,844	42,823,051
#*	Charter Communications, Inc., Class A	20,383	4,201,344
	Comcast Corp., Class A	835,044	24,842,559
	Electronic Arts, Inc.	51,621	10,526,554
	Fox Corp. (FOX US), Class B	30,093	1,973,198
#	Fox Corp. (FOXA US), Class A	47,885	3,485,070
#*	Live Nation Entertainment, Inc.	36,241	5,271,254
	Match Group, Inc.	53,368	1,662,413
	Meta Platforms, Inc., Class A	501,401	359,253,817
*	Netflix, Inc.	975,745	81,464,950
#	News Corp. (NWS US), Class B	26,804	833,604
	News Corp. (NWSA US), Class A	86,138	2,328,310
	Omnicom Group, Inc.	72,839	5,611,517
#	Paramount Skydance Corp., Class B	73,900	828,419
*	Take-Two Interactive Software, Inc.	40,105	8,835,132
	TKO Group Holdings, Inc.	15,356	3,110,819
	T-Mobile U.S., Inc.	110,905	21,871,575
*	Trade Desk, Inc., Class A	101,990	3,093,357
	Verizon Communications, Inc.	971,704	43,260,262
	Walt Disney Co.	410,808	46,339,142
#*	Warner Bros Discovery, Inc.	570,524	15,712,231
TOTAL COMMUNICATION SERVICES			1,502,459,405
CONSUMER DISCRETIONARY — (10.4%)
*	Airbnb, Inc., Class A	97,752	12,646,176
*	Amazon.com, Inc.	2,239,536	535,920,965
*	Aptiv PLC	49,417	3,743,338
*	AutoZone, Inc.	3,824	14,165,205
	Best Buy Co., Inc.	44,538	2,899,424
	Booking Holdings, Inc.	7,426	37,143,664
*	Carnival Corp.	249,404	7,487,108
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carvana Co.	31,889	$12,790,997
*	Chipotle Mexican Grill, Inc.	303,828	11,809,794
	Darden Restaurants, Inc.	26,813	5,345,172
*	Deckers Outdoor Corp.	33,758	4,028,680
	Domino's Pizza, Inc.	7,125	2,923,601
*	DoorDash, Inc., Class A	86,127	17,623,307
	DR Horton, Inc.	62,769	9,342,538
	eBay, Inc.	103,635	9,453,585
	Expedia Group, Inc.	27,053	7,164,716
	Ford Motor Co.	898,977	12,477,801
	Garmin Ltd.	37,695	7,600,820
	General Motors Co.	214,901	18,051,684
	Genuine Parts Co.	32,349	4,496,187
	Hasbro, Inc.	30,276	2,703,950
	Hilton Worldwide Holdings, Inc.	53,505	15,971,777
	Home Depot, Inc.	229,179	85,848,162
	Las Vegas Sands Corp.	69,721	3,676,388
	Lennar Corp. (LEN US), Class A	48,333	5,285,214
	Lowe's Cos., Inc.	128,934	34,433,114
*	Lululemon Athletica, Inc.	25,109	4,381,520
	Marriott International, Inc., Class A	51,281	16,168,899
	McDonald's Corp.	163,985	51,655,275
*	MGM Resorts International	47,425	1,590,634
	NIKE, Inc., Class B	273,238	16,888,841
*	Norwegian Cruise Line Holdings Ltd.	106,642	2,341,858
*	NVR, Inc.	648	4,947,953
*	O'Reilly Automotive, Inc.	194,416	19,132,479
	Pool Corp.	7,745	1,967,927
	PulteGroup, Inc.	44,908	5,617,542
	Ralph Lauren Corp.	8,853	3,128,739
	Ross Stores, Inc.	74,656	14,083,854
	Royal Caribbean Cruises Ltd.	58,275	18,918,979
	Starbucks Corp.	262,131	24,102,945
	Tapestry, Inc.	47,402	6,015,788
*	Tesla, Inc.	646,948	278,452,889
	TJX Cos., Inc.	256,490	38,424,767
	Tractor Supply Co.	121,032	6,158,108
*	Ulta Beauty, Inc.	10,381	6,720,244
	Williams-Sonoma, Inc.	28,210	5,773,176
	Wynn Resorts Ltd.	19,124	2,054,874

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Yum! Brands, Inc.	64,070	$9,962,885
TOTAL CONSUMER DISCRETIONARY			1,423,523,543
CONSUMER STAPLES — (5.0%)
	Altria Group, Inc.	386,268	23,944,753
	Archer-Daniels-Midland Co.	111,213	7,485,747
#	Brown-Forman Corp. (BFB US), Class B	39,772	1,088,560
	Bunge Global SA	31,194	3,552,373
#	Campbell's Co.	45,947	1,285,597
	Church & Dwight Co., Inc.	55,110	5,304,338
	Clorox Co.	27,661	3,119,884
	Coca-Cola Co.	891,113	66,664,164
	Colgate-Palmolive Co.	185,500	16,748,795
	Conagra Brands, Inc.	107,920	1,997,599
	Constellation Brands, Inc., Class A	32,255	5,054,359
	Costco Wholesale Corp.	102,070	95,971,317
	Dollar General Corp.	50,735	7,276,921
#*	Dollar Tree, Inc.	43,937	5,166,552
	Estee Lauder Cos., Inc., Class A	56,367	6,497,988
	General Mills, Inc.	121,817	5,635,254
	Hershey Co.	34,159	6,652,465
	Hormel Foods Corp.	65,279	1,606,516
	J.M. Smucker Co.	24,401	2,558,689
	Kenvue, Inc.	439,567	7,648,466
	Keurig Dr. Pepper, Inc.	313,014	8,589,104
	Kimberly-Clark Corp.	76,443	7,643,536
	Kraft Heinz Co.	196,873	4,673,765
	Kroger Co.	140,430	8,826,025
	Lamb Weston Holdings, Inc.	32,208	1,479,313
	McCormick & Co., Inc. (MKC US)	58,707	3,629,854
	Molson Coors Beverage Co., Class B	39,285	1,887,251
	Mondelez International, Inc., Class A	296,691	17,347,523
*	Monster Beverage Corp.	163,910	13,237,372
	PepsiCo, Inc.	314,655	48,340,448
	Philip Morris International, Inc.	358,098	64,257,105
	Procter & Gamble Co.	537,807	81,622,968
	Sysco Corp.	110,022	9,225,345
	Target Corp.	104,949	11,068,971
	Tyson Foods, Inc., Class A	64,583	4,219,207
»	Walgreens Boots Alliance, Inc.	164,570	87,222
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	1,009,846	$120,313,052
TOTAL CONSUMER STAPLES			681,708,398
ENERGY — (3.2%)
#	APA Corp.	80,486	2,125,635
	Baker Hughes Co.	227,678	12,759,075
	Chevron Corp.	435,879	77,106,995
	ConocoPhillips	284,159	29,617,893
	Coterra Energy, Inc.	173,957	5,018,659
	Devon Energy Corp.	143,997	5,790,119
	Diamondback Energy, Inc.	43,139	7,072,639
	EOG Resources, Inc.	124,715	13,984,293
	EQT Corp.	143,625	8,291,471
	Expand Energy Corp.	55,201	6,205,144
	Exxon Mobil Corp.	971,124	137,316,934
	Halliburton Co.	193,278	6,478,679
	Kinder Morgan, Inc.	450,180	13,725,988
	Marathon Petroleum Corp.	69,056	12,166,977
	Occidental Petroleum Corp.	166,455	7,555,393
	ONEOK, Inc.	144,660	11,455,625
	Phillips 66	92,435	13,269,969
	SLB Ltd.	343,959	16,640,736
	Targa Resources Corp.	49,525	9,953,535
	Texas Pacific Land Corp.	13,464	4,690,319
	Valero Energy Corp.	70,116	12,721,146
	Williams Cos., Inc.	281,131	18,908,871
TOTAL ENERGY			432,856,095
FINANCIALS — (12.9%)
	Aflac, Inc.	108,325	12,018,659
	Allstate Corp.	60,096	11,958,503
	American Express Co.	123,618	43,534,551
	American International Group, Inc.	123,635	9,257,789
	Ameriprise Financial, Inc.	21,328	11,243,908
	Aon PLC, Class A	49,410	17,275,712
	Apollo Global Management, Inc.	106,989	14,394,300
*	Arch Capital Group Ltd.	83,640	8,032,786
	ARES Management Corp., Class A	47,658	7,132,973
	Arthur J Gallagher & Co.	59,215	14,766,445
	Assurant, Inc.	11,624	2,768,023
	Bank of America Corp.	1,546,754	82,287,313
	Bank of New York Mellon Corp.	160,694	19,270,424
*	Berkshire Hathaway, Inc., Class B	422,218	202,888,416

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Blackrock, Inc.	33,241	$37,194,685
	Blackstone, Inc.	170,068	24,221,085
*	Block, Inc.	126,710	7,657,085
	Brown & Brown, Inc.	67,980	4,901,358
	Capital One Financial Corp.	146,371	32,045,003
	Cboe Global Markets, Inc.	24,143	6,399,344
	Charles Schwab Corp.	384,847	39,993,300
	Chubb Ltd.	84,129	26,042,973
	Cincinnati Financial Corp.	35,998	5,791,718
	Citigroup, Inc.	411,802	47,649,609
	Citizens Financial Group, Inc.	99,536	6,268,777
	CME Group, Inc.	83,140	24,032,448
*	Coinbase Global, Inc., Class A	52,368	10,198,144
*	Corpay, Inc.	16,147	5,080,331
	Erie Indemnity Co., Class A	5,945	1,682,494
	Everest Group Ltd.	9,536	3,159,086
	FactSet Research Systems, Inc.	8,695	2,211,660
	Fidelity National Information Services, Inc.	119,948	6,627,127
#	Fifth Third Bancorp	207,310	10,411,108
*	Fiserv, Inc.	124,299	7,921,575
#	Franklin Resources, Inc.	71,094	1,892,522
	Global Payments, Inc.	54,836	3,933,935
	Globe Life, Inc.	18,216	2,554,248
	Goldman Sachs Group, Inc.	69,028	64,569,481
	Hartford Insurance Group, Inc.	63,787	8,615,072
	Huntington Bancshares, Inc.	468,639	8,191,810
	Interactive Brokers Group, Inc., Class A	102,179	7,651,164
	Intercontinental Exchange, Inc.	131,459	22,844,945
	Invesco Ltd.	102,443	2,795,669
	Jack Henry & Associates, Inc.	16,720	2,996,391
	JPMorgan Chase & Co.	626,810	191,734,911
	KeyCorp	214,129	4,608,056
	KKR & Co., Inc.	157,721	18,021,201
	Loews Corp.	39,130	4,130,954
	M&T Bank Corp.	35,599	7,887,670
	Marsh & McLennan Cos., Inc.	112,943	21,254,743
	Mastercard, Inc., Class A	188,769	101,706,850
	MetLife, Inc.	127,952	10,092,854
	Moody's Corp.	35,348	18,224,015
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	278,119	$50,840,153
	MSCI, Inc.	17,239	10,502,344
	Nasdaq, Inc.	103,464	10,024,627
	Northern Trust Corp.	43,572	6,510,964
	PayPal Holdings, Inc.	214,955	11,325,979
	PNC Financial Services Group, Inc.	90,313	20,166,893
	Principal Financial Group, Inc.	45,540	4,313,549
	Progressive Corp.	135,112	28,103,296
#	Prudential Financial, Inc.	80,158	8,906,355
	Raymond James Financial, Inc.	40,617	6,736,736
	Regions Financial Corp.	202,513	5,771,621
*	Robinhood Markets, Inc., Class A	180,241	17,930,375
	S&P Global, Inc.	71,411	37,690,012
	State Street Corp.	63,935	8,366,534
	Synchrony Financial	83,425	6,059,158
#	T. Rowe Price Group, Inc.	50,573	5,344,555
	Travelers Cos., Inc.	51,300	14,595,363
	Truist Financial Corp.	294,301	15,132,957
	U.S. Bancorp	357,045	20,033,795
	Visa, Inc., Class A	388,628	125,072,149
	W.R. Berkley Corp.	68,622	4,706,097
	Wells Fargo & Co.	722,762	65,402,733
	Willis Towers Watson PLC	22,178	7,040,850
TOTAL FINANCIALS			1,760,602,298
HEALTH CARE — (9.4%)
	Abbott Laboratories	400,213	43,743,281
	AbbVie, Inc.	407,072	90,781,127
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	65,582	8,778,151
*	Align Technology, Inc.	15,575	2,539,192
	Amgen, Inc.	124,069	42,416,710
#	Baxter International, Inc.	117,977	2,367,798
	Becton Dickinson & Co.	66,166	13,463,458
*	Biogen, Inc.	33,676	6,057,976
	Bio-Techne Corp.	35,914	2,301,728
*	Boston Scientific Corp.	341,217	31,914,026
	Bristol-Myers Squibb Co.	467,747	25,749,472
	Cardinal Health, Inc.	54,552	11,722,134
	Cencora, Inc.	44,531	15,996,426
*	Centene Corp.	107,343	4,650,099
*	Charles River Laboratories International, Inc.	11,164	2,349,799
#	Cigna Group	61,541	16,869,003

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cooper Cos., Inc.	46,197	$3,759,512
	CVS Health Corp.	292,469	21,794,790
	Danaher Corp.	144,752	31,684,765
#*	DaVita, Inc.	8,431	921,846
#*	Dexcom, Inc.	90,420	6,604,277
*	Edwards Lifesciences Corp.	133,217	10,838,535
	Elevance Health, Inc.	51,203	17,702,925
	Eli Lilly & Co.	182,850	189,642,877
*	GE HealthCare Technologies, Inc.	105,155	8,304,090
	Gilead Sciences, Inc.	285,814	40,571,297
	HCA Healthcare, Inc.	36,790	17,963,453
*	Henry Schein, Inc.	22,951	1,732,341
*	Hologic, Inc.	51,631	3,868,711
	Humana, Inc.	27,610	5,389,472
*	IDEXX Laboratories, Inc.	18,419	12,349,203
*	Incyte Corp.	38,296	3,832,281
*	Insulet Corp.	16,146	4,130,308
*	Intuitive Surgical, Inc.	81,558	41,123,175
*	IQVIA Holdings, Inc.	39,156	9,011,753
	Johnson & Johnson	554,827	126,084,436
	Labcorp Holdings, Inc.	19,202	5,213,727
	McKesson Corp.	28,468	23,662,886
	Medtronic PLC	294,883	30,361,154
	Merck & Co., Inc.	571,129	62,978,395
*	Mettler-Toledo International, Inc.	4,712	6,470,707
#*	Moderna, Inc.	79,279	3,493,825
*	Molina Healthcare, Inc.	11,804	2,119,880
#	Pfizer, Inc.	1,308,897	34,607,237
	Quest Diagnostics, Inc.	25,520	4,773,006
#	Regeneron Pharmaceuticals, Inc.	23,220	17,216,469
#	ResMed, Inc.	33,770	8,723,129
	Revvity, Inc.	25,985	2,827,168
*	Solventum Corp.	33,545	2,581,959
	STERIS PLC	22,639	5,945,001
	Stryker Corp.	79,156	29,252,891
	Thermo Fisher Scientific, Inc.	86,516	50,059,023
	UnitedHealth Group, Inc.	208,562	59,842,695
	Universal Health Services, Inc., Class B	12,690	2,553,989
*	Vertex Pharmaceuticals, Inc.	58,340	27,413,966
	Viatris, Inc.	261,897	3,428,232
*	Waters Corp.	13,587	5,036,973
	West Pharmaceutical Services, Inc.	16,728	3,866,175
		Shares	Value†
HEALTH CARE — (Continued)
	Zimmer Biomet Holdings, Inc.	46,177	$4,020,631
	Zoetis, Inc.	101,269	12,640,397
TOTAL HEALTH CARE			1,288,306,712
INDUSTRIALS — (8.6%)
	3M Co.	122,427	18,750,919
	A.O. Smith Corp.	26,338	1,935,580
	Allegion PLC	19,948	3,299,200
	AMETEK, Inc.	52,960	11,861,981
	Automatic Data Processing, Inc.	93,294	23,026,825
*	Axon Enterprise, Inc.	18,236	8,818,565
*	Boeing Co.	180,261	42,130,601
	Broadridge Financial Solutions, Inc.	27,132	5,347,989
*	Builders FirstSource, Inc.	25,554	2,923,378
	Carrier Global Corp.	181,701	10,825,746
	Caterpillar, Inc.	107,749	70,829,883
	CH Robinson Worldwide, Inc.	27,013	5,266,184
	Cintas Corp.	78,602	15,043,637
	Comfort Systems USA, Inc.	7,791	8,898,101
*	Copart, Inc.	204,696	8,306,564
	CSX Corp.	428,440	16,177,894
	Cummins, Inc.	31,742	18,372,904
*	Dayforce, Inc.	36,645	2,538,399
	Deere & Co.	57,829	30,533,712
	Delta Air Lines, Inc.	149,849	9,873,551
	Dover Corp.	31,578	6,362,651
	Eaton Corp. PLC	89,398	31,416,245
	EMCOR Group, Inc.	10,269	7,401,176
	Emerson Electric Co.	129,424	19,020,151
	Equifax, Inc.	28,283	5,696,196
	Expeditors International of Washington, Inc.	31,043	4,983,643
	Fastenal Co.	264,333	11,461,479
	FedEx Corp.	50,022	16,119,589
	Fortive Corp.	73,567	3,885,073
	GE Vernova, Inc.	62,388	45,316,772
*	Generac Holdings, Inc.	13,595	2,284,504
	General Dynamics Corp.	58,273	20,459,068
	General Electric Co.	242,674	74,449,956
	Honeywell International, Inc.	146,272	33,279,805
#	Howmet Aerospace, Inc.	92,571	19,262,174
	Hubbell, Inc.	12,280	5,991,903
	Huntington Ingalls Industries, Inc.	9,014	3,790,477
	IDEX Corp.	17,387	3,452,189

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	60,757	$15,873,374
	Ingersoll Rand, Inc.	82,751	7,124,034
	Jacobs Solutions, Inc.	27,246	3,685,294
	JB Hunt Transport Services, Inc.	17,407	3,528,747
	Johnson Controls International PLC	140,662	16,775,350
	L3Harris Technologies, Inc.	43,156	14,796,035
	Leidos Holdings, Inc.	29,633	5,579,301
	Lennox International, Inc.	7,421	3,673,989
	Lockheed Martin Corp.	46,797	29,679,593
	Masco Corp.	47,327	3,127,841
	Nordson Corp.	12,447	3,417,075
	Norfolk Southern Corp.	51,537	15,009,636
	Northrop Grumman Corp.	30,887	21,381,835
	Old Dominion Freight Line, Inc.	42,249	7,317,527
	Otis Worldwide Corp.	90,269	7,710,778
	PACCAR, Inc.	121,172	14,893,251
	Parker-Hannifin Corp.	29,009	27,147,783
	Paychex, Inc.	74,734	7,707,317
	Paycom Software, Inc.	11,007	1,483,193
	Pentair PLC	37,360	3,936,623
	Quanta Services, Inc.	34,389	16,322,051
	Republic Services, Inc.	46,116	9,919,090
	Rockwell Automation, Inc.	25,743	10,854,536
	Rollins, Inc.	67,836	4,296,732
	RTX Corp.	308,782	62,043,567
	Snap-on, Inc.	11,881	4,349,753
	Southwest Airlines Co.	118,358	5,624,372
	Stanley Black & Decker, Inc.	35,371	2,782,283
	Textron, Inc.	40,643	3,579,023
	Trane Technologies PLC	51,107	21,494,582
	TransDigm Group, Inc.	12,999	18,556,592
*	Uber Technologies, Inc.	477,805	38,248,290
	Union Pacific Corp.	136,355	32,057,060
*	United Airlines Holdings, Inc.	74,384	7,610,971
	United Parcel Service, Inc., Class B	170,426	18,102,650
	United Rentals, Inc.	14,631	11,442,320
	Veralto Corp.	57,167	5,658,390
	Verisk Analytics, Inc.	32,047	6,968,941
	Waste Management, Inc.	85,512	19,004,187
	Westinghouse Air Brake Technologies Corp.	39,287	9,041,510
		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	10,109	$10,917,113
	Xylem, Inc.	55,899	7,706,795
TOTAL INDUSTRIALS			1,169,824,048
INFORMATION TECHNOLOGY — (33.3%)
	Accenture PLC, Class A	142,918	37,678,902
*	Adobe, Inc.	96,324	28,247,013
*	Advanced Micro Devices, Inc.	374,689	88,700,127
#*	Akamai Technologies, Inc.	33,552	3,259,577
	Amphenol Corp., Class A	281,591	40,571,631
	Analog Devices, Inc.	113,266	35,212,134
	Apple, Inc.	3,401,586	882,643,535
	Applied Materials, Inc.	183,497	59,144,753
*	AppLovin Corp., Class A	62,227	29,440,216
*	Arista Networks, Inc.	238,049	33,741,065
*	Autodesk, Inc.	48,965	12,381,780
	Broadcom, Inc.	1,087,203	360,190,354
*	Cadence Design Systems, Inc.	62,734	18,591,848
	CDW Corp.	30,091	3,803,201
	Cisco Systems, Inc.	907,626	71,085,268
	Cognizant Technology Solutions Corp., Class A	110,581	9,074,277
	Corning, Inc.	179,306	18,513,344
*	Crowdstrike Holdings, Inc., Class A	57,767	25,498,643
*	Datadog, Inc., Class A	75,068	9,707,794
	Dell Technologies, Inc., Class C	69,811	7,989,171
*	EPAM Systems, Inc.	12,887	2,688,228
*	F5, Inc.	13,387	3,689,591
*	Fair Isaac Corp.	5,492	8,035,730
*	First Solar, Inc.	24,696	5,569,442
#*	Fortinet, Inc.	145,186	11,797,814
*	Gartner, Inc.	16,695	3,499,439
	Gen Digital, Inc.	130,056	3,120,043
*	GoDaddy, Inc., Class A	31,132	3,129,389
	Hewlett Packard Enterprise Co.	304,817	6,559,662
	HP, Inc.	217,462	4,227,461
*	Intel Corp.	1,032,251	47,968,704
	International Business Machines Corp.	215,203	66,002,760
	Intuit, Inc.	64,249	32,055,111
	Jabil, Inc.	24,684	5,854,798
*	Keysight Technologies, Inc.	39,496	8,544,170
	KLA Corp.	30,222	43,155,203
	Lam Research Corp.	288,960	67,460,602

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microchip Technology, Inc.	123,823	$9,400,642
	Micron Technology, Inc.	258,449	107,225,321
	Microsoft Corp.	1,710,987	736,220,596
#	Monolithic Power Systems, Inc.	10,999	12,364,526
	Motorola Solutions, Inc.	38,321	15,425,735
	NetApp, Inc.	46,342	4,465,052
	NVIDIA Corp.	5,593,914	1,069,164,783
	NXP Semiconductors NV	57,922	13,098,481
*	ON Semiconductor Corp.	92,645	5,548,509
	Oracle Corp.	387,343	63,748,911
*	Palantir Technologies, Inc., Class A	525,857	77,085,378
*	Palo Alto Networks, Inc.	156,948	27,775,088
*	PTC, Inc.	27,529	4,298,103
	Qnity Electronics, Inc.	48,018	4,618,371
	QUALCOMM, Inc.	246,239	37,327,370
	Roper Technologies, Inc.	24,778	9,198,337
	Salesforce, Inc.	219,308	46,556,895
*	Sandisk Corp.	32,092	18,493,015
	Seagate Technology Holdings PLC	49,297	20,097,894
*	ServiceNow, Inc.	238,948	27,959,305
#	Skyworks Solutions, Inc.	34,486	1,922,939
#*	Super Micro Computer, Inc.	116,330	3,386,366
*	Synopsys, Inc.	42,760	19,888,317
	TE Connectivity PLC	67,719	15,086,439
*	Teledyne Technologies, Inc.	10,800	6,699,240
	Teradyne, Inc.	35,877	8,648,151
	Texas Instruments, Inc.	209,320	45,118,926
*	Trimble, Inc.	54,423	3,678,995
*	Tyler Technologies, Inc.	9,878	3,648,933
	VeriSign, Inc.	19,288	4,710,708
	Western Digital Corp.	78,725	19,699,357
*	Workday, Inc., Class A	49,811	8,748,306
*	Zebra Technologies Corp., Class A	11,804	2,773,704
TOTAL INFORMATION TECHNOLOGY			4,552,915,473
MATERIALS — (2.0%)
	Air Products & Chemicals, Inc.	51,205	13,953,363
	Albemarle Corp.	27,099	4,623,902
	Amcor PLC	106,784	4,725,192
		Shares	Value†
MATERIALS — (Continued)
	Avery Dennison Corp.	18,017	$3,342,334
	Ball Corp.	62,053	3,528,954
	CF Industries Holdings, Inc.	36,128	3,368,213
	Corteva, Inc.	155,163	11,295,866
	CRH PLC (CRHCF US)	152,478	18,664,832
	Dow, Inc.	163,986	4,517,814
	DuPont de Nemours, Inc.	97,249	4,271,176
	Ecolab, Inc.	58,679	16,546,891
	Freeport-McMoRan, Inc.	331,032	19,938,057
	International Flavors & Fragrances, Inc.	59,332	4,141,967
#	International Paper Co.	121,149	4,884,728
	Linde PLC	107,455	49,103,711
	LyondellBasell Industries NV, Class A	59,186	2,900,114
	Martin Marietta Materials, Inc.	13,887	9,053,630
	Mosaic Co.	72,151	1,984,153
	Newmont Corp.	251,032	28,203,445
	Nucor Corp.	52,747	9,374,197
	Packaging Corp. of America	20,370	4,533,344
	PPG Industries, Inc.	51,278	5,929,275
	Sherwin-Williams Co.	53,098	18,830,675
	Smurfit WestRock PLC	120,405	5,012,460
	Steel Dynamics, Inc.	31,586	5,671,898
	Vulcan Materials Co.	30,490	9,163,465
TOTAL MATERIALS			267,563,656
REAL ESTATE — (1.8%)
	Alexandria Real Estate Equities, Inc.	36,699	2,005,233
	American Tower Corp.	107,714	19,310,966
	AvalonBay Communities, Inc.	32,812	5,829,708
	BXP, Inc.	33,200	2,147,044
	Camden Property Trust	24,514	2,673,252
*	CBRE Group, Inc., Class A	67,493	11,496,083
*	CoStar Group, Inc.	97,957	6,024,355
	Crown Castle, Inc.	100,554	8,729,093
	Digital Realty Trust, Inc.	74,447	12,354,480
	Equinix, Inc.	22,556	18,516,897
	Equity Residential	79,871	4,977,561
	Essex Property Trust, Inc.	14,971	3,770,746
	Extra Space Storage, Inc.	49,119	6,776,948

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Federal Realty Investment Trust	17,735	$1,794,072
	Healthpeak Properties, Inc.	160,208	2,761,986
	Host Hotels & Resorts, Inc.	144,954	2,685,998
	Invitation Homes, Inc.	128,805	3,442,958
	Iron Mountain, Inc.	68,325	6,294,782
	Kimco Realty Corp.	156,572	3,300,538
	Mid-America Apartment Communities, Inc.	27,194	3,652,154
	Prologis, Inc.	214,025	27,943,104
	Public Storage	36,209	10,000,564
#	Realty Income Corp.	212,268	12,982,311
	Regency Centers Corp.	37,558	2,736,851
	SBA Communications Corp.	24,582	4,525,792
	Simon Property Group, Inc.	75,344	14,414,061
	UDR, Inc.	68,902	2,559,709
	Ventas, Inc.	106,123	8,242,573
	VICI Properties, Inc.	245,165	6,884,233
	Welltower, Inc.	157,544	29,674,988
	Weyerhaeuser Co.	164,315	4,236,041
TOTAL REAL ESTATE			252,745,081
UTILITIES — (2.2%)
	AES Corp.	163,333	2,392,828
	Alliant Energy Corp.	59,672	3,932,982
	Ameren Corp.	62,455	6,450,352
	American Electric Power Co., Inc.	122,916	14,722,264
	American Water Works Co., Inc.	44,980	5,808,267
	Atmos Energy Corp.	36,691	6,103,181
	CenterPoint Energy, Inc.	150,458	5,971,678
	CMS Energy Corp.	69,880	4,995,721
	Consolidated Edison, Inc.	82,865	8,835,895
	Constellation Energy Corp.	72,026	20,216,258
	Dominion Energy, Inc.	196,533	11,825,391
	Shares	Value†
UTILITIES — (Continued)
DTE Energy Co.	47,977	$6,447,149
Duke Energy Corp.	179,276	21,755,143
Edison International	88,129	5,488,674
Entergy Corp.	103,154	9,891,437
Evergy, Inc.	53,460	4,101,986
Eversource Energy	86,192	5,958,453
Exelon Corp.	231,718	10,376,332
FirstEnergy Corp.	120,267	5,693,440
NextEra Energy, Inc.	479,535	42,151,126
NiSource, Inc.	109,777	4,862,023
NRG Energy, Inc.	44,389	6,775,093
PG&E Corp.	504,657	7,781,811
Pinnacle West Capital Corp.	27,342	2,558,118
PPL Corp.	170,669	6,186,751
Public Service Enterprise Group, Inc.	115,234	9,490,672
Sempra	149,756	13,030,270
Southern Co.	254,014	22,685,990
Vistra Corp.	73,513	11,640,784
WEC Energy Group, Inc.	75,197	8,322,052
Xcel Energy, Inc.	135,703	10,321,570
TOTAL UTILITIES		306,773,691
TOTAL COMMON STOCKS Cost ($3,151,759,835)		13,639,278,400

TEMPORARY CASH INVESTMENTS — (0.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	3,191,010	3,191,010
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	2,006,902	23,213,835
TOTAL INVESTMENTS — (100.0%)
(Cost $3,178,164,660)^^			$13,665,683,245
As of January 31, 2026, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	35	03/20/26	$12,237,095	$12,190,062	$(47,033)
Total Futures Contracts			$12,237,095	$12,190,062	$(47,033)

U.S. Large Company Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,502,459,405	—	—	$1,502,459,405
Consumer Discretionary	1,423,523,543	—	—	1,423,523,543
Consumer Staples	681,621,176	$87,222	—	681,708,398
Energy	432,856,095	—	—	432,856,095
Financials	1,760,602,298	—	—	1,760,602,298
Health Care	1,288,099,942	—	$206,770	1,288,306,712
Industrials	1,169,824,048	—	—	1,169,824,048
Information Technology	4,552,915,473	—	—	4,552,915,473
Materials	267,563,656	—	—	267,563,656
Real Estate	252,745,081	—	—	252,745,081
Utilities	306,773,691	—	—	306,773,691
Temporary Cash Investments	3,191,010	—	—	3,191,010
Securities Lending Collateral	—	23,213,835	—	23,213,835
Total Investments in Securities	$13,642,175,418	$23,301,057	$206,770˂˃	$13,665,683,245
Financial Instruments
Liabilities
Futures Contracts**	(47,033)	—	—	(47,033)
Total Financial Instruments	$(47,033)	—	—	$(47,033)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$4,276,039,221
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,276,039,221
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$13,163,129,324
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$13,163,129,324
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$3,481,909,421
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,481,909,421
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$80,710,876
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$80,710,876
Summary of the Portfolio's Master Fund's investments as of January 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (2.2%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.105%, FRN
(r)	3.755%, 03/18/26	100	$100,033
Federal Home Loan Bank Discount Notes
∞	3.841%, 02/25/26	250	249,371
Federal Home Loan Mortgage Corp., SOFR + 0.220%, FRN
(r)	3.870%, 07/07/28	650	651,239
Federal National Mortgage Association, SOFR + 0.260%, FRN
(r)	3.910%, 11/05/27	1,585	1,590,033
TOTAL AGENCY OBLIGATIONS			2,590,676
BONDS — (42.3%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.416%, 07/07/28	1,300	1,305,913
African Development Bank
	0.875%, 03/23/26	1,165	1,160,275
Asian Development Bank
	0.500%, 02/04/26	100	99,982
	1.000%, 04/14/26	800	795,608
Asian Development Bank, SOFR + 1.000%, FRN
(r)	4.677%, 04/06/27	583	588,069
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	3.885%, 04/15/26	1,000	1,000,280
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.237%, 03/18/26	400	400,200
Australia & New Zealand Banking Group Ltd., SOFR + 0.590%, FRN
(r)Ω	4.292%, 12/08/28	300	300,894
Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.297%, 06/18/28	200	200,863
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.338%, 07/16/27	1,250	1,256,517
		Face Amount	Value†
		(000)

Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)	4.468%, 01/18/27	500	$502,584
BNG Bank NV, SOFR + 1.000%, FRN
(r)Ω	4.687%, 03/17/28	1,060	1,075,508
Caisse d'Amortissement de la Dette Sociale
	0.625%, 02/18/26	200	199,723
CDP Financial, Inc.
Ω	1.000%, 05/26/26	750	743,456
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.109%, 02/26/27	383	383,971
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.219%, 02/26/28	1,456	1,461,737
Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.364%, 08/13/28	1,300	1,309,152
Citibank NA, SOFR + 0.781%, FRN
(r)	4.515%, 05/29/27	1,250	1,255,762
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.319%, 03/14/28	500	502,353
Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
(r)	4.076%, 01/14/28	250	250,148
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.256%, 10/17/28	560	562,157
Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.266%, 01/21/28	500	502,112
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.365%, 08/28/26	750	751,584
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.116%, 02/20/28	1,600	1,601,391

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.860%, 09/16/26	700	$700,028
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	3.946%, 04/12/27	300	300,217
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.030%, 10/04/27	2,400	2,403,559
International Bank for Reconstruction & Development, SOFR + 0.180%, FRN
(r)	3.873%, 06/15/26	1,500	1,500,540
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	3.963%, 06/15/27	1,525	1,525,804
International Finance Corp., SOFR + 0.280%, FRN
(r)	3.970%, 03/16/26	500	500,045
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.286%, 04/29/26	2,100	2,102,147
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.706%, 12/08/26	900	904,781
Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.147%, 03/03/28	2,100	2,106,356
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	4.687%, 06/17/26	1,296	1,300,087
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	4.665%, 07/15/26	600	602,136
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.875%, 03/09/26	2,930	2,932,513
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.422%, 06/12/28	500	502,673
(r)	4.422%, 06/12/28	625	628,341
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.588%, 07/02/27	30	30,216
		Face Amount	Value†
		(000)

Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.124%, 03/15/28	600	$601,233
Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.144%, 09/15/27	1,301	1,308,003
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.257%, 10/26/27	1,750	1,757,965
National Australia Bank Ltd., SOFR + 0.620%, FRN
(r)Ω	4.306%, 06/11/27	250	250,986
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)	4.308%, 01/12/27	425	426,631
(r)Ω	4.329%, 06/13/28	300	301,564
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.422%, 03/19/27	325	326,226
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)Ω	3.970%, 10/04/27	500	500,825
Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.339%, 11/05/28	1,100	1,105,878
OMERS Finance Trust
	1.100%, 03/26/26	750	746,847
Province of Quebec
	2.500%, 04/20/26	370	368,925
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	4.529%, 11/13/26	200	200,963
Sanofi SA, SOFR + 0.460%, FRN
(r)	4.302%, 11/03/27	990	994,115
State Street Corp., SOFR + 0.640%, FRN
(r)	4.306%, 10/22/27	210	211,028
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.863%, 08/03/26	250	251,019
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27	750	750,521
United Overseas Bank Ltd., SOFR + 0.580%, FRN
(r)	4.254%, 04/02/28	600	601,760
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.096%, 04/28/27	1,056	1,060,657

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.760%, 12/11/26	700	$704,566
Westpac Banking Corp., SOFR + 0.420%, FRN
(r)	4.078%, 04/16/26	1,200	1,200,743
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.118%, 10/20/26	250	250,470
TOTAL BONDS			50,170,607
U.S. TREASURY OBLIGATIONS — (3.0%)
U.S. Treasury Bills
∞	3.833%, 02/05/26	400	399,880
∞	3.645%, 02/12/26	150	149,850
∞	3.676%, 03/24/26	2,250	2,238,625
∞	3.629%, 03/26/26	250	248,690
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r)	3.711%, 01/31/27	250	250,093
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.763%, 04/30/26	248	248,057
TOTAL U.S. TREASURY OBLIGATIONS			3,535,195

COMMERCIAL PAPER — (50.5%)
BNG Bank NV
Ω	3.730%, 04/29/26	1,250	1,238,674
Ω	3.731%, 04/30/26	1,000	990,837
Caisse des Depots et Consignations
Ω	4.069%, 02/10/26	750	749,162
Ω	3.921%, 03/09/26	1,000	996,104
Cisco Systems, Inc.
Ω	4.005%, 02/02/26	500	499,848
Ω	3.973%, 02/06/26	575	574,592
Ω	3.964%, 03/12/26	1,000	995,842
Ω	3.742%, 06/12/26	500	493,345
DBS Bank Ltd.
Ω	4.006%, 03/10/26	250	249,002
Ω	3.991%, 03/24/26	825	820,492
DNB Bank ASA
Ω	3.954%, 03/23/26	1,250	1,243,458
Ω	4.025%, 04/15/26	2,000	1,984,823
Erste Abwicklungsanstalt
Ω	3.890%, 03/05/26	1,000	996,531
Ω	3.736%, 05/28/26	250	246,977
European Investment Bank
	3.924%, 02/17/26	2,000	1,996,341
Export Development Canada
	3.817%, 02/11/26	1,000	998,802
		Face Amount	Value†
		(000)
	3.868%, 03/03/26	550	$548,263
	3.840%, 06/11/26	500	493,613
Hydro-Quebec
Ω	3.738%, 04/15/26	1,200	1,190,831
Johnson & Johnson
Ω	3.933%, 02/02/26	1,000	999,697
Ω	3.940%, 02/02/26	1,250	1,249,621
Kreditanstalt fuer Wiederaufbau
Ω	3.956%, 03/03/26	700	697,754
Ω	4.004%, 03/19/26	1,000	995,187
Ω	3.706%, 04/01/26	1,500	1,490,822
Ω	3.745%, 04/23/26	250	247,906
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.018%, 02/02/26	1,500	1,499,543
National Australia Bank Ltd.
Ω	3.849%, 03/20/26	500	497,482
National Securities Clearing Corp.
Ω	3.707%, 04/13/26	1,000	992,502
Ω	3.756%, 04/23/26	1,000	991,478
Ω	3.757%, 04/23/26	1,000	991,478
Nederlandse Waterschapsbank NV
Ω	3.691%, 06/16/26	1,200	1,183,240
Nordea Bank Abp
Ω	3.790%, 07/14/26	350	344,078
Norfina Ltd.
Ω	3.907%, 04/29/26	500	495,420
NRW Bank
Ω	4.022%, 03/26/26	600	596,642
Ω	3.861%, 03/31/26	250	248,475
Ω	3.733%, 04/07/26	1,200	1,191,842
Oesterreichische Kontrollbank AG
	3.856%, 03/09/26	700	697,273
	3.830%, 03/30/26	1,500	1,490,904
	3.726%, 05/07/26	1,000	990,047
OMERS Finance Trust
Ω	3.755%, 04/01/26	850	844,656
Ω	3.776%, 05/01/26	1,000	990,585
Procter & Gamble Co.
Ω	3.701%, 04/20/26	450	446,387
Ω	3.703%, 04/22/26	750	743,830
Province of Alberta
Ω	3.927%, 03/18/26	500	497,614
Ω	3.948%, 03/18/26	2,000	1,990,455
Ω	3.868%, 03/31/26	1,000	993,900
Province of Ontario
	4.017%, 02/06/26	1,750	1,748,758
	3.765%, 04/21/26	1,600	1,586,887
Province of Quebec
Ω	3.921%, 02/06/26	1,000	999,288
PSP Capital, Inc.
Ω	3.949%, 02/25/26	1,000	997,355
Ω	3.912%, 03/11/26	1,000	995,926

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	3.734%, 04/28/26	925	$916,712
Ω	3.766%, 04/28/26	400	396,416
Sanofi SA
Ω	4.039%, 02/10/26	1,500	1,498,323
Ω	4.051%, 02/10/26	250	249,721
Siemens Capital Co. LLC
Ω	3.979%, 02/13/26	1,250	1,248,242
Ω	3.713%, 03/09/26	750	747,132
Svensk Exportkredit AB
	3.888%, 03/04/26	1,250	1,245,813
	4.023%, 03/11/26	750	746,947
	3.718%, 06/29/26	1,000	984,833
Svenska Handelsbanken AB
Ω	3.802%, 07/22/26	500	491,137
Toronto-Dominion Bank
Ω	3.912%, 03/26/26	500	497,131
United Overseas Bank Ltd.
Ω	4.033%, 02/13/26	1,100	1,098,429
Ω	4.038%, 02/19/26	450	449,079
Ω	4.037%, 02/20/26	250	249,463
Ω	3.857%, 03/13/26	825	821,433
Ω	3.869%, 03/30/26	250	248,480
TOTAL COMMERCIAL PAPER (Cost $59,931,213)			59,923,860
TOTAL INVESTMENT SECURITIES (Cost $116,159,145)			116,220,338

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (2.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	2,391,582	$2,391,582
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	12
TOTAL INVESTMENTS — (100.0%)
(Cost $118,550,739)^^			$118,611,932
As of January 31, 2026, the value of Rule 144A securities amounted to $58,909,378 or 50.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,590,676	—	$2,590,676
Bonds	—	50,170,607	—	50,170,607
U.S. Treasury Obligations	—	3,535,195	—	3,535,195
Commercial Paper	—	59,923,860	—	59,923,860
Temporary Cash Investments	$2,391,582	—	—	2,391,582
Securities Lending Collateral	—	12	—	12
Total Investments in Securities	$2,391,582	$116,220,350	—	$118,611,932

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (34.4%)
Federal Home Loan Bank Discount Notes
∞	3.858%, 02/02/26	5,200	$5,198,492
∞	3.865%, 02/13/26	2,625	2,621,448
∞	3.841%, 02/25/26	2,925	2,917,648
∞	3.703%, 03/04/26	4,750	4,734,369
∞	3.723%, 03/06/26	5,650	5,630,280
∞	3.642%, 04/06/26	3,000	2,980,282
∞	3.627%, 04/10/26	7,625	7,571,847
∞	3.681%, 04/17/26	3,265	3,239,964
∞	3.654%, 04/21/26	700	694,354
∞	3.686%, 05/22/26	3,125	3,090,243
∞	3.688%, 05/27/26	825	815,415
TOTAL AGENCY OBLIGATIONS			39,494,342
U.S. TREASURY OBLIGATIONS — (65.2%)
U.S. Treasury Bills
∞	3.905%, 02/03/26	8,000	7,999,203
∞	3.866%, 02/05/26	3,725	3,723,885
∞	3.843%, 02/12/26	5,250	5,244,760
∞	3.821%, 02/26/26	2,750	2,743,366
∞	3.756%, 03/05/26	700	697,827
∞	3.658%, 03/12/26	4,500	4,482,734
∞	3.670%, 03/24/26	2,250	2,238,624
∞	3.629%, 03/26/26	3,600	3,581,141
∞	3.661%, 05/19/26	2,000	1,978,918
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	3.763%, 04/30/26	6,750	6,751,564
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	3.773%, 04/30/27	11,425	11,439,323
U.S. Treasury Notes, 3M USTMMR + 0.190%, FRN
(r)	3.803%, 10/31/27	11,000	11,018,650
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	3.818%, 10/31/26	2,185	2,187,260
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	3.772%, 07/31/27	10,910	10,922,975
TOTAL U.S. TREASURY OBLIGATIONS			75,010,230
TOTAL INVESTMENT SECURITIES (Cost $114,464,607)			114,504,572

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	478,293	478,293
TOTAL INVESTMENTS — (100.0%)
(Cost $114,942,900)^^			$114,982,865

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$39,494,342	—	$39,494,342
U.S. Treasury Obligations	—	75,010,230	—	75,010,230
Temporary Cash Investments	$478,293	—	—	478,293
Total Investments in Securities	$478,293	$114,504,572	—	$114,982,865

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (71.9%)
U.S. Core Equity 2 Portfolio	126,875,981	$5,765,244,609
U.S. Core Equity 1 Portfolio	37,801,842	1,922,601,678
DFA Real Estate Securities Portfolio	3,353,867	136,703,613
TOTAL DOMESTIC EQUITIES		7,824,549,900
INTERNATIONAL EQUITIES — (28.1%)
International Core Equity 2 Portfolio	95,164,831	2,032,720,787
Emerging Markets Core Equity 2 Portfolio	30,993,810	969,796,325
DFA International Real Estate Securities Portfolio	13,389,505	52,085,173
TOTAL INTERNATIONAL EQUITIES		3,054,602,285
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,617,597,959)^^		$10,879,152,185
Summary of the Global Fund's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$10,879,152,185	—	—	$10,879,152,185
Total Investments in Securities	$10,879,152,185	—	—	$10,879,152,185

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (43.4%)
U.S. Core Equity 2 Portfolio	25,800,155	$1,172,359,050
U.S. Core Equity 1 Portfolio	7,766,967	395,027,908
DFA Real Estate Securities Portfolio	713,467	29,080,923
TOTAL DOMESTIC EQUITIES		1,596,467,881
INTERNATIONAL EQUITIES — (17.2%)
International Core Equity 2 Portfolio	19,736,810	421,578,256
Emerging Markets Core Equity 2 Portfolio	6,416,065	200,758,662
DFA International Real Estate Securities Portfolio	2,854,076	11,102,357
TOTAL INTERNATIONAL EQUITIES		633,439,275
FIXED INCOME (DOMESTIC) — (2.5%)
DFA Inflation-Protected Securities Portfolio	8,067,282	90,111,542
FIXED INCOME (INTERNATIONAL) — (36.9%)
DFA Selectively Hedged Global Fixed Income Portfolio	58,556,339	544,573,954
DFA Short-Term Extended Quality Portfolio	34,481,128	361,362,220
DFA Five-Year Global Fixed Income Portfolio	17,917,144	180,783,987
DFA Global Core Plus Fixed Income Portfolio	19,469,315	180,675,247
DFA World ex U.S. Government Fixed Income Portfolio	10,505,381	89,715,951
TOTAL FIXED INCOME (INTERNATIONAL)		1,357,111,359
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,119,520,092)^^		$3,677,130,057
Summary of the Global Fund's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$3,677,130,057	—	—	$3,677,130,057
Total Investments in Securities	$3,677,130,057	—	—	$3,677,130,057

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.0%)
U.S. Core Equity 2 Portfolio	1,935,610	$87,954,124
U.S. Core Equity 1 Portfolio	580,854	29,542,245
DFA Real Estate Securities Portfolio	52,247	2,129,564
TOTAL DOMESTIC EQUITIES		119,625,933
INTERNATIONAL EQUITIES — (7.1%)
International Core Equity 2 Portfolio	1,472,361	31,449,643
Emerging Markets Core Equity 2 Portfolio	475,768	14,886,777
DFA International Real Estate Securities Portfolio	208,201	809,902
TOTAL INTERNATIONAL EQUITIES		47,146,322
FIXED INCOME (DOMESTIC) — (11.0%)
DFA Inflation-Protected Securities Portfolio	6,505,101	72,661,983
FIXED INCOME (INTERNATIONAL) — (63.9%)
DFA Two-Year Global Fixed Income Portfolio	20,312,791	198,659,099
DFA Short-Term Extended Quality Portfolio	18,941,692	198,508,931
DFA World ex U.S. Government Fixed Income Portfolio	3,098,279	26,459,297
TOTAL FIXED INCOME (INTERNATIONAL)		423,627,327
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $539,753,055)		$663,061,565
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $53,014)	53,014	53,014
TOTAL INVESTMENTS — (100.0%) (Cost $539,806,069)^^		$663,114,579
Summary of the Global Fund's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$663,061,565	—	—	$663,061,565
Temporary Cash Investments	53,014	—	—	53,014
Total Investments in Securities	$663,114,579	—	—	$663,114,579

ORGANIZATION
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2026, the Fund consisted of ten portfolios (the “Portfolios”), of which three are “Stand-alone Funds”, four are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a “Master Fund”). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies (“Underlying Funds”) held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,191,773
U.S. Large Cap Value Portfolio III	2,606,479
DFA International Value Portfolio	7,929,533
DFA International Value Portfolio III	1,586,239
Emerging Markets Portfolio II	10,186
DFA Two-Year Fixed Income Portfolio	118,551
DFA Two-Year Government Portfolio	114,943
Global Equity Portfolio	3,789,486
Global Allocation 60/40 Portfolio	2,160,910
Global Allocation 25/75 Portfolio	550,222
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.